Nature of Business and Organization (Details)															1 Months Ended								6 Months Ended
	Dec. 07, 2021 CNY (¥) $ / shares	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Jul. 01, 2021	Apr. 15, 2021	Mar. 01, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Jan. 11, 2021 CNY (¥)	Dec. 24, 2020	Dec. 18, 2020	Sep. 27, 2020	Aug. 21, 2020	Jun. 01, 2020	Mar. 07, 2017	May 28, 2021	Jan. 22, 2021	Dec. 24, 2020 CNY (¥)	Nov. 30, 2020 HKD ($)	Oct. 31, 2020	Nov. 19, 2019 CNY (¥)	Nov. 19, 2019 $ / shares	Nov. 06, 2018	Jun. 30, 2022	Mar. 26, 2021 USD ($)	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Dec. 07, 2020 USD ($)	Nov. 15, 2020 USD ($)
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage					55.00%							53.00%	51.00%							100.00%
Equity transfer percentage																								7.00%
Total consideration (in Dollars)																								$ 500,000
Collectively owned percentage																							27.00%
Excel crest (in Dollars)																		$ 1
Consideration amount						¥ 2	$ 0.3
Share transfer agreement, description								On January 11, 2021, Shenzhen Yitian transferred its 100% equity interest of Weidong and subsidiaries to Shenzhen Weiyixin; its 100% equity interest YY Online to Weidong and its 100% equity interest in Horgos 233 and Wuhan 233 to YY Online. As a result, Wuhan 233 and Horgos 233 became wholly owned subsidiaries of YY Online and YY Online became wholly owned subsidiary of Weidong and Weidong became wholly owned subsidiary of Shenzhen Weiyixin.							On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Tianjin Yaodi”), Ltd., a provider of electronic components, for RMB2 (approximately USD 0.3).	Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB2 (approximately USD 0.3).
E-commerce services (in Yuan Renminbi) | ¥																				¥ 2
E-commerce service (in Dollars per share) | $ / shares																					$ 0.3
Testing equipment development and sales (in Yuan Renminbi) | ¥	¥ 2
Testing equipment development and sale (in Dollars per share) | $ / shares	¥ 0.3
Issued share capital percentage		100.00%	100.00%
Term of agreement																							10 years
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage														100.00%
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																			60.00%
Bofeng Investment Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																												4.00%
Bravo Great Enterprises Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																												6.00%
Great Enterprises Limited, [Member]
Nature of Business and Organization (Details) [Line Items]
Total consideration (in Dollars)																												$ 0
Universal Winnings Holdings Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																											3.50%
Total consideration (in Dollars)																											$ 500,000
WiMi Cayman [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																								20.00%
Guosheng Holdings Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Total consideration (in Dollars)																								$ 0
Excel Crest Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																		100.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization (Details) [Line Items]
Outstanding equity percentage																		58.00%
ICinit Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Issued share capital percentage		2.00%	2.00%
Consideration amount		$ 6,400	$ 0
Business Combination [Member]
Nature of Business and Organization (Details) [Line Items]
Acquired description				On
Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Original shareholders percentage										17.90%
Equity interests percentage										17.90%
Number of contractual agreement																						four
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage									99.00%	99.90%
Consideration amount | ¥																	¥ 1
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage									1.00%	0.10%
Consideration amount | ¥								¥ 1
Shenzhen ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests percentage						100.00%	100.00%
TJ Zhongzheng [Member]
Nature of Business and Organization (Details) [Line Items]
Register capital																									¥ 195,700,000	$ 30,000,000
Acquisition Framework Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage											100.00%
Exclusive Share Purchase Option Agreement [Member] | Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement																							10 years